Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Balance Sheet Classification And Fair Values of Derivative Instruments	The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:
		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2023	2022	2023	2022
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$7	$159	$25,093	$101,733
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	376	3	28,221	4,900
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(87)	(38)	33,927	16,751
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(2,540)	(1,640)	36,858	72,273
		$(2,244)	$(1,516)	$124,099	$195,657